Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes Details 1
Tax expense (benefit) at statutory rate	$ (2,253,664)	$ (1,683,600)
Increase (reduction) in income taxes resulting from:
State income taxes (benefit), net of federal benefit	(160,335)	(119,778)
Non-deductible (gain) loss on warrant valuation adjustment	665,719	(19,895)
Income from foreign subsidiaries	17,077	12,330
Deferred tax true up	0	1,803,402
Change in valuation allowance - United States	1,510,606	(24,125)
Other	220,597	31,666
Income tax expense (benefit)	$ 0	$ 0